Note 22 - Deferred tax assets and liabilities - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ 831,298	$ 789,615
Deferred tax liabilities to be settled after 12 months	503,941	631,605
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	755,743	655,415
Deferred tax liabilities to be settled after 12 months	$ 696,693	$ 689,976